As filed with the Securities and Exchange Commission on January 22, 2016.

File Nos. 002-99112
811-04356

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No. 45 (X)

and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940

Amendment No. 45 (X)

FRANKLIN CALIFORNIA TAX-FREE TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices)(Zip Code)

(650) 312-2000
(Registrant’s Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (insert date)pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a) (1)
[ ] on (date) after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement on Form N-1A relates to the prospectuses and statement of additional information of Franklin California Ultra-Short Tax-Free Income Fund, series of the Registrant and does not otherwise delete, amend, or supersede any information contained in the Registration Statement. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities and Exchange Act of 1933, and the Investment Company of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 21st day of January, 2016.

Franklin California Tax-Free

Trust

(Registrant)

                                       *By:  /s/Karen L. Skidmore

 Karen L. Skidmore

 Vice President and

 Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHRISTOPHER J. MOLUMPHY* Christopher J. Molumphy	Chief Executive Officer-Investment Management Dated: January 21, 2016

LAURA F. FERGERSON* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: January 21, 2016

GASTON GARDEY* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: January 21, 2016

HARRIS J. ASHTON* Harris J. Ashton	Trustee Dated: January 21, 2016

MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: January 21, 2016

EDITH E. HOLIDAY* Edith E. Holiday	Trustee Dated: January 21, 2016

GREGORY E. JOHNSON * Gregory E. Johnson	Trustee Dated: January 21, 2016

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: January 21, 2016

J. MICHAEL LUTTIG* J. Michael Luttig	Trustee Dated: January 21, 2016

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: January 21, 2016

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: January 21, 2016

JOHN B. WILSON* John B. Wilson	Trustee Dated: January 21, 2016

By:   /s/Karen L. Skidmore

Karen L. Skidmore

      Attorney-in-Fact

      (Pursuant to Power of Attorney Previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase